Income Taxes - Summary of Reconciliation of Income Tax Provision to Amount Computed by Applying Statutory Income Tax Rate to Income Before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before income taxes	$ 4,125	$ 4,036	$ 3,596
Enacted tax rates in India	34.94%	34.94%	34.94%
Computed expected tax expense	$ 1,442	$ 1,410	$ 1,256
Tax effect due to non-taxable income for Indian tax purposes	(362)	(395)	(346)
Overseas taxes	132	132	95
Tax provision (reversals)	(13)	(36)	(47)
Effect of differential overseas tax rates	(41)	(26)	(17)
Effect of exempt non-operating income	(6)	(7)	(5)
Effect of unrecognized deferred tax assets	14	10	1
Effect of non-deductible expenses	19	22	20
Impact of change in tax rate		(13)
Others	(43)	(29)	16
Income tax expense	$ 1,142	$ 1,068	$ 973